Submission	Dec. 01, 2025
Submission [Line Items]
Central Index Key	0002071288
Registrant Name	Lumexa Imaging Holdings, Inc.
Registration File Number	333-291590
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A